Reconciliation of Effective Income Tax Rate to Federal Statutory Rate (Detail)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Reconciliation Of Effective Income Tax Rate [Line Items]
Federal income tax provision at statutory rate	(34.00%)	(34.00%)	(34.00%)
Fair value - warrant liability	(2.00%)	(3.20%)	(2.80%)
Loss on settlement of warrant liabilities	1.00%	0.00%	0.00%
Other	(4.00%)	(0.60%)	(1.90%)
Change in valuation allowance	39.00%	37.80%	38.70%
Actual income tax provision (benefit) effective tax rate	0.00%	0.00%	0.00%